Operating Segment Reporting	12 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Operating Segment Reporting
OPERATING SEGMENT REPORTING

We have four reportable operating segments: regulated utility, retail energy-marketing, commercial energy systems and midstream energy services. The division of these segments into separate revenue generating components is based upon regulation, products and services. Our chief operating decision maker is our Chief Executive Officer. During the first quarter of 2015, our chief operating decision maker began evaluating segment performance based on Earnings Before Interest and Taxes (EBIT). EBIT is defined as earnings before interest and taxes from continuing operations. Items we do not include in EBIT are interest expense, intercompany financing activity, dividends on Washington Gas preferred stock, and income taxes. EBIT includes transactions between reportable segments. We also evaluate our operating segments based on other relevant factors, such as penetration into their respective markets and return on equity.
Our four segments are summarized below.

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Regulated Utility – The regulated utility segment is our core business. It consists of Washington Gas and Hampshire. Washington Gas provides regulated gas distribution services (including the sale and delivery of natural gas) to end use customers and natural gas transportation services to an unaffiliated natural gas distribution company in West Virginia under a Federal Energy Regulatory Commission (FERC) approved interstate transportation service operating agreement. Hampshire provides regulated interstate natural gas storage services to Washington Gas under a FERC approved interstate storage service tariff.

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Retail Energy-Marketing – The retail energy-marketing segment consists of WGL Energy Services, which sells natural gas and electricity directly to retail customers in competition with regulated utilities and unregulated gas and electricity marketers.

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Commercial Energy Systems – The commercial energy systems segment consists of WGL Energy Systems which provides clean and energy efficient solutions including commercial solar, energy efficiency and combined heat and power projects and other distributed generation solutions to government and commercial clients. In addition, this segment comprises the operations of WGSW, a holding company formed to invest in alternative energy assets.

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Midstream Energy Services – The midstream energy services segment consists of WGL Midstream, which engages in acquiring, investing in, managing and optimizing natural gas storage and transportation assets.

Administrative and business development activity costs associated with WGL and Washington Gas Resources and activities and transactions that are not significant enough on a stand-alone basis to warrant treatment as an operating segment, and that do not fit into one of our four operating segments, are aggregated as “Other Activities” in the Operating Segment Financial Information presented below.
The following tables present operating segment information for the fiscal years ended September 30, 2015, 2014 and 2013. Prior period amounts are presented based on the change in measure.

Operating Segment Financial Information
(In thousands)	Operating Revenues(a)	Depreciation and Amortization	Equity in Earnings of Unconsolidated Affiliates	EBIT	Total Assets	Capital Expenditures	Equity Method Investments
Fiscal Year Ended September 30, 2015
Regulated utility	$1,328,191	$110,416	$—	$223,977	$4,228,813	$327,429	$—
Retail energy-marketing	1,306,758	671	—	46,629	463,141	28	—
Commercial energy systems	51,813	10,733	2,095	9,688	689,910	136,749	63,521
Midstream energy services	3,191	129	2,623	(2,720)	237,839	85	73,363
Other activities	—	—	750	(9,667)	199,061	—	—
Eliminations(b)	(30,123)	(57)	—	(1,013)	(557,405)	—	—
Total consolidated	$2,659,830	$121,892	$5,468	$266,894	$5,261,359	$464,291	$136,884
Fiscal Year Ended September 30, 2014
Regulated utility	$1,443,800	$104,064	$—	$184,668	$3,956,571	$286,323	$—
Retail energy-marketing	1,310,279	756	1	14,015	388,651	76	—
Commercial energy systems	40,679	6,178	1,953	6,863	521,049	108,363	66,810
Midstream energy services	16,555	124	771	8,412	209,682	—	28,076
Other activities	—	—	469	(11,539)	369,816	—	16
Eliminations(b)	(30,366)	(350)	—	(167)	(615,934)	—	—
Total consolidated	$2,780,947	$110,772	$3,194	$202,252	$4,829,835	$394,762	$94,902
Fiscal Year Ended September 30, 2013
Regulated utility	$1,200,357	$100,438	$—	$153,647	$3,459,266	$227,948	$—
Retail energy-marketing	1,279,364	726	—	53,264	400,449	730	—
Commercial energy systems	35,217	2,411	1,070	3,019	318,982	83,667	54,977
Midstream energy services	(20,390)	124	312	(29,359)	236,522	—	6,507
Other activities	—	—	128	(8,669)	290,440	—	413
Eliminations(b)	(28,410)	(415)	—	(2,026)	(470,121)	—	—
Total consolidated	$2,466,138	$103,284	$1,510	$169,876	$4,235,538	$312,345	$61,897
(a) Operating revenues are reported gross of revenue taxes. Revenue taxes of both the regulated utility and the retail energy-marketing segments include gross receipt taxes. Revenue taxes of the regulated utility segment also include public service commission fees, franchise fees and energy taxes. Operating revenue amounts in the “Eliminations” row represent total intersegment revenues associated with sales from the regulated utility segment to the retail energy-marketing segment. Midstream Energy Services’ cost of energy related sales is netted with its gross revenues.
(b) Intersegment eliminations include any mark-to market valuations associated with trading activities between WGL Midstream and WGL Energy Services, intercompany loans and a timing difference between Commercial Energy Systems’ recognition of revenue for the sale of Renewable Energy Credits (RECs) to Retail Energy-Marketing and Retail Energy-Marketing’s recognition of the associated expense. Retail Energy-Marketing has recorded a portion of the REC’s purchased as inventory to be used in future periods at which time they will be expensed.

The following table provides a reconciliation from EBIT to net income applicable to common stock.

	Fiscal Year Ended September 30,
(In thousands)	2015	2014	2013
Total consolidated EBIT	$266,894	$202,252	$169,876
Interest expense	50,511	37,738	36,011
Income before income taxes	216,383	164,514	133,865
Income tax expense	83,804	57,254	52,292
Net income	132,579	107,260	81,573
Dividends on Washington Gas Light Company preferred stock	1,320	1,320	1,320
Net income applicable to common stock	$131,259	$105,940	$80,253